Offerings	Aug. 04, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value HK$0.0005 per share
Maximum Aggregate Offering Price	$ 8,625,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,320.49
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). Includes the ordinary shares underlying underwriter's warrants and the offering price attributable to additional ordinary shares that the underwriter has the option to purchase to cover over-allotments, if any. Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price. Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter' warrants
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares underlying underwriter's warrants
Maximum Aggregate Offering Price	$ 646,875.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 99.04
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). Represents ordinary shares underlying warrants issuable to the underwriter to purchase a number of ordinary shares equal to 6% of the total number of ordinary shares sold in this offering, including the underwriter's over-allotment option as applicable, at an exercise price equal to 125% of the public offering price of the ordinary shares sold in this offering.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value HK$0.0005 per share
Maximum Aggregate Offering Price	$ 19,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,985.45
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the ''Securities Act''). Represents ordinary shares being sold by the selling shareholders, based on the proposed maximum aggregate public offering price.